3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: d) Cash equivalents (Policies)	12 Months Ended
Dec. 31, 2019
Policies
d) Cash equivalents	d)Cash equivalents Cash equivalents include short-term guaranteed investment certificates readily convertible into a known amount of cash, which is subject to insignificant change in value.